RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, fair value	$ 1,057,416,480	$ 970,641,961
Snap-on common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	130,321	143,580
Investment, fair value	$ 44,908,616	$ 48,742,538
Cost of asset purchased	6,071,768	5,608,061
Selling price	$ 12,137,318	$ 13,370,362